Document And Entity Information	12 Months Ended
Mar. 31, 2011
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2011
Entity Registrant Name	AMERICAN SUPERCONDUCTOR CORP /DE/
Entity Central Index Key	0000880807